INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Corporate income tax rate	26.50%	25.00%	25.00%	24.00%	25.00%
Operating loss carry-forwards	$ 82,950
Capital loss carry-forwards	201
Export income threshold to achieve preferred enterprise status	25.00%
Amended corporate tax rate, 2011 & 2012	15.00%
Amended corporate tax rate, 2013 & 2014	12.50%
Amended corporate tax rate, 2015 and thereafter	12.00%
Israeli Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carry-forwards	79,763
Capital loss carry-forwards	201
U.S. Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carry-forwards	$ 3,187
Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	26.50%
Dividend tax rate	20.00%
Preferred Enterprise Status [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	16.00%
Preferred Enterprise Status, Development Area A [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	9.00%
Beneficiary Enterprise Status [Member]
Income Tax Disclosure [Line Items]
Dividend withholding tax rates	15.00%
Income tax holiday, period of eligibility	12 years
Beneficiary Enterprise Status [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	10.00%
Income tax holiday, tax benefit period	7 years
Beneficiary Enterprise Status [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	25.00%
Income tax holiday, tax benefit period	10 years